Flow-Through Share Liability (Details Narrative) - CAD ($)	Jun. 30, 2025	Sep. 21, 2023
Flow-through Share Liability
Flow Through Share Liability		$ 3,637,149
Eligible Expenditures Incurred	$ 4,273,151
Decrease In Flow Through Premium Recognised	2,016,543
Provisions Of Compensation For Tax Benefit	$ 1,059,721